Convertible Notes Payable (Details Narrative)				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 14, 2021 USD ($) $ / shares	Nov. 17, 2021 USD ($) $ / shares shares	Jul. 21, 2020 shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($)	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) shares	Aug. 31, 2021	Aug. 31, 2020
Convertible Notes Payable		$ 1,579,176		$ 11,409,200		$ 11,409,200
Convertible notes payable face amount		$ 1,875,000		$ 16,666,666		$ 16,666,666
Debt rate	5.00%	1.00%							10.00%
Debt Instrument, Maturity Date		May 17, 2022						Sep. 01, 2022
Share Price | $ / shares		$ 3.35
Convertible notes payable, note holders issued warrants to purchase total, shares | shares		223,880		5,833,334		5,833,334
Common stock per shares | $ / shares				$ 2.00		$ 2.00
Redemption of warrants description		The warrants expire on November 17, 2024. The Company first determined the value of the $1.875m convertible notes and the fair value of the detachable warrants issued in connection with this transaction. The estimated value of the warrants of $351,240 and was determined using the Black-Scholes option pricing model with the following assumption				The warrants expire on December 14, 2025. The Company first determined the value of the $16.66m+ convertible notes and the fair value of the detachable warrants issued in connection with this transaction. The estimated value of the warrants of $7,680,156 was determined using the Black-Scholes option pricing model with the following assumptions
Number Of Estimated Value Warrants Or Rights		$ 351,240		$ 7,680,156		$ 7,680,156
Warrants and rights outstanding, term				4 years		4 years
Discount on convertable note and additional paid in capital		295,824		$ 5,257,466		$ 5,257,466
Original issue discount		375,000		1,666,666		1,666,666
Debt Instrument, Fee Amount		90,000		1,140,000		1,140,000
Amortization of debt discount (premium)				2,133,890		3,654,752
Debt instrument debt discount				2,893,927		2,893,927
Debt instrument unamortization debt discount				5,170,205		$ 5,170,205
Debt conversion, converted instrument, shares issued | shares			15,091			8,270,812	4,308,591
Convertible Debt [Member]
Debt instrument debt discount				760,824		$ 760,824
Debt instrument unamortization debt discount				0		0
Debt instrument aggregate principal amount				1,244,444		1,244,444
Accrued interest				$ 3,405		3,405
Debt conversion, converted instrument, shares issued | shares				623,929
Convertible Notes [Member]
Amortization of debt discount (premium)		$ 760,824				8,064,132
Warrant [Member]
Convertible Notes Payable				$ 5,257,466		$ 5,257,466
Measurement Input, Price Volatility [Member]
Measurement input percentage		300		275		275
Measurement Input, Expected Dividend Rate [Member]
Measurement input percentage		0		0		0
Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage		0.85
Measurement input percentage						1.23%
Measurement Input, Expected Term [Member]
Warrants and rights outstanding, term		3 years
Novo Integrated [Member]
Convertible Notes Payable	$ 16,666,666
Convertible notes payable face amount	$ 8,333,333
Debt Instrument, Maturity Date	Jun. 14, 2023
Share Price | $ / shares	$ 2.00
Terragenx Inc [Member]
Convertible Notes Payable		$ 1,875,000
Convertible notes payable face amount		$ 937,500
Ownership Percentage		91.00%